Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Risk Exposure [Abstract]
CET1 capital	£ 10,799	£ 10,820
AT1 capital	1,956	2,119
Tier 1 capital	12,755	12,939
Tier 2 capital	1,548	1,816
Total regulatory capital	14,303	14,755
Transitional IFRS 9 Benefit	£ 19	£ 21